Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 2 .3%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) $ 510,807 $ 481,283
United Airlines Pass-Through Trust, 3.7500%, 9/3/26 248,058 242,779
Total Asset-Backed Securities (cost $667,643) 724,062
Bank Loans - 0 .8%
Communication Services - 0 .1%
Lorca Finco plc, First Lien Term Loan B4, CME Term SOFR 3 Month + 3.5000%,
7.8288%, 4/18/31
‡,ƒ
30,768 30,858
Industrial - 0 .7%
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 6.0788%, 4/10/31
‡,ƒ
200,110 199,872
Total Bank Loans (cost $230,691) 230,730
Corporate Bonds - 91 .8%
Basic Materials - 2 .5%
Celanese US Holdings LLC, 6.8000%, 11/15/30Ç 351,000 364,743
Huntsman International LLC, 5.7000%, 10/15/34 224,000 212,076
Solvay Finance America LLC, 5.8500%, 6/4/34 (144A) 203,000 205,770
782,589
Communications - 2 .7%
Charter Communications Operating LLC, 6.6500%, 2/1/34 146,000 150,279
Charter Communications Operating LLC, 5.5000%, 4/1/63 78,000 62,429
Frontier Communications Holdings LLC, 8.6250%, 3/15/31 (144A) 287,000 306,624
Time Warner Cable LLC, 6.5500%, 5/1/37 111,000 109,203
T-Mobile USA, Inc., 4.3750%, 4/15/40 104,000 90,365
T-Mobile USA, Inc., 3.0000%, 2/15/41 169,000 120,720
839,620
Consumer, Cyclical - 5 .1%
Allison Transmission, Inc., 4.7500%, 10/1/27 (144A) 26,000 25,534
Choice Hotels International, Inc., 5.8500%, 8/1/34 241,000 240,211
Ford Motor Co., 3.2500%, 2/12/32 111,000 92,885
Ford Motor Credit Co. LLC, 6.7980%, 11/7/28 200,000 207,679
General Motors Financial Co., Inc., 5.6000%, 6/18/31 155,000 155,378
General Motors Financial Co., Inc., 6.1000%, 1/7/34 182,000 184,394
Hasbro, Inc., 6.0500%, 5/14/34 149,000 150,350
NCL Corp. Ltd., 6.7500%, 2/1/32 (144A) 163,000 165,545
Nissan Motor Co. Ltd., 4.8100%, 9/17/30 (144A) 200,000 186,449
Sands China Ltd., 4.3750%, 6/18/30Ç 200,000 186,479
1,594,904
Consumer, Non-cyclical - 16 .1%
Albertsons Cos., Inc., 4.6250%, 1/15/27 (144A) 111,000 109,024
Albertsons Cos., Inc., 4.8750%, 2/15/30 (144A) 320,000 307,533
Coca-Cola Consolidated, Inc., 5.4500%, 6/1/34 216,000 218,143
CVS Health Corp., 5.7000%, 6/1/34# 156,000 155,542
CVS Health Corp., 5.0500%, 3/25/48 164,000 137,078
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 101,387
HCA, Inc., 3.5000%, 9/1/30 172,000 157,164
Health Care Service Corp., 5.4500%, 6/15/34 (144A) 77,000 76,862
Health Care Service Corp., 5.8750%, 6/15/54 (144A) 239,000 233,491
Heartland Dental LLC, 10.5000%, 4/30/28 (144A) 215,000 229,216
Humana, Inc., 5.3750%, 4/15/31 185,000 184,750
Humana, Inc., 5.9500%, 3/15/34 105,000 106,514
Humana, Inc., 3.9500%, 8/15/49 180,000 131,139
Illumina, Inc., 2.5500%, 3/23/31 162,000 138,860
JBS USA Holding Lux SARL, 3.6250%, 1/15/32 355,000 314,102
McCormick & Co., Inc., 4.7000%, 10/15/34 236,000 223,210

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Organon & Co., 6.7500%, 5/15/34 (144A) $ 233,000 $ 234,079
Pilgrim's Pride Corp., 3.5000%, 3/1/32 357,000 308,972
Post Holdings, Inc., 6.3750%, 3/1/33 (144A) 153,000 150,692
Smith & Nephew plc, 5.4000%, 3/20/34 157,000 156,542
Solventum Corp., 5.4500%, 3/13/31 221,000 222,735
Solventum Corp., 5.6000%, 3/23/34 93,000 93,048
Solventum Corp., 6.0000%, 5/15/64 110,000 106,932
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 109,000 109,015
Teva Pharmaceutical Finance Netherlands III BV, 8.1250%, 9/15/31 200,000 223,937
UnitedHealth Group, Inc., 4.9500%, 1/15/32 78,000 77,297
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 67,778
UnitedHealth Group, Inc., 5.6250%, 7/15/54 120,000 116,646
Universal Health Services, Inc., 1.6500%, 9/1/26 167,000 158,649
Universal Health Services, Inc., 2.6500%, 1/15/32 187,000 154,515
5,004,852
Energy - 6 .0%
Antero Resources Corp., 5.3750%, 3/1/30 (144A) 231,000 226,058
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 127,000 124,707
Columbia Pipelines Operating Co. LLC, 6.7140%, 8/15/63 (144A) 181,000 192,896
ConocoPhillips Co., 5.6500%, 1/15/65 234,000 220,873
DT Midstream, Inc., 5.8000%, 12/15/34 (144A) 134,000 133,787
EQM Midstream Partners LP, 6.3750%, 4/1/29 (144A) 151,000 153,513
EQM Midstream Partners LP, 4.7500%, 1/15/31 (144A) 115,000 109,491
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A) 207,000 203,863
Occidental Petroleum Corp., 5.3750%, 1/1/32 154,000 151,059
Ovintiv, Inc., 7.1000%, 7/15/53 115,000 123,032
Western Midstream Operating LP, 5.4500%, 4/1/44 262,000 232,996
1,872,275
Financial - 41 .8%
AerCap Ireland Capital DAC, 4.9500%, 9/10/34 159,000 151,763
Agree LP, 5.6250%, 6/15/34 156,000 156,827
Ally Financial, Inc., SOFR + 2.2900%, 6.1840%, 7/26/35‡ 200,000 200,238
American Homes 4 Rent LP, 5.5000%, 2/1/34 154,000 153,100
Arthur J Gallagher & Co., 4.8500%, 12/15/29 28,000 27,800
Arthur J Gallagher & Co., 5.0000%, 2/15/32 15,000 14,738
Arthur J Gallagher & Co., 5.4500%, 7/15/34 98,000 97,735
Arthur J Gallagher & Co., 5.1500%, 2/15/35 38,000 36,981
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) 316,000 316,852
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 250,000 250,062
Bank of America Corp., SOFR + 1.0000%, 5.1620%, 1/24/31‡ 58,000 58,180
Bank of America Corp., SOFR + 1.6500%, 5.4680%, 1/23/35‡ 303,000 303,725
Bank of America Corp., SOFR + 1.3100%, 5.5110%, 1/24/36‡ 50,000 50,277
Barclays plc, SOFR + 2.2200%, 6.4900%, 9/13/29‡ 400,000 417,530
Blackstone Private Credit Fund, 7.3000%, 11/27/28 74,000 78,304
Blackstone Secured Lending Fund, 5.8750%, 11/15/27 154,000 156,303
Blue Owl Capital Corp., 3.1250%, 4/13/27 118,000 111,722
Blue Owl Finance LLC, 6.2500%, 4/18/34 445,000 457,211
Capital One Financial Corp., SOFR + 1.9050%, 5.7000%, 2/1/30‡ 26,000 26,433
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31‡ 137,000 151,617
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34‡ 76,000 76,618
CBRE Services, Inc., 5.9500%, 8/15/34 310,000 318,904
Citigroup, Inc., SOFR + 1.1670%, 2.5610%, 5/1/32‡ 284,000 242,429
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39‡ 182,000 152,719

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 5.7100%, 1/21/33 (144A)‡ $ 305,000 $ 309,995
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 1.4000%, 5.7050%, 3/1/30 (144A)‡ 310,000 316,049
Discover Financial Services, SOFRINDX + 3.3700%, 7.9640%, 11/2/34‡ 408,000 466,955
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34 260,000 260,500
GGAM Finance Ltd., 8.0000%, 6/15/28 (144A) 168,000 177,200
GGAM Finance Ltd., 5.8750%, 3/15/30 (144A) 59,000 58,411
GLP Capital LP, 5.6250%, 9/15/34 384,000 376,952
Goldman Sachs Group, Inc. (The), SOFR + 1.2650%, 5.7270%, 4/25/30‡ 197,000 201,295
Goldman Sachs Group, Inc. (The), SOFR + 1.5520%, 5.8510%, 4/25/35‡ 256,000 261,664
Goldman Sachs Group, Inc. (The), SOFR + 1.4200%, 5.0160%, 10/23/35‡ 239,000 229,617
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡ 200,000 207,599
Jane Street Group, 6.1250%, 11/1/32 (144A) 236,000 234,862
JPMorgan Chase & Co., SOFR + 1.8450%, 5.3500%, 6/1/34‡ 60,000 60,160
JPMorgan Chase & Co., SOFR + 1.6200%, 5.3360%, 1/23/35‡ 122,000 121,711
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.6000%, 3.5110%, 3/18/26‡ 320,000 319,420
LPL Holdings, Inc., 6.0000%, 5/20/34 385,000 394,296
Macquarie Airfinance Holdings Ltd., 5.1500%, 3/17/30 (144A) 152,000 149,522
Marex Group plc, 6.4040%, 11/4/29 217,000 219,269
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡ 47,000 47,272
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡ 108,000 109,637
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34‡ 57,000 56,307
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡ 157,000 155,128
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37‡ 162,000 158,122
Nasdaq, Inc., 5.5500%, 2/15/34 103,000 104,213
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 250,000 217,076
Nationwide Building Society, 5.1270%, 7/29/29 (144A) 200,000 200,515
NNN REIT, Inc., 5.5000%, 6/15/34 308,000 307,554
OneMain Finance Corp., 6.6250%, 5/15/29 234,000 237,738
PNC Financial Services Group, Inc. (The), SOFR + 1.2590%, 4.8120%, 10/21/32‡ 318,000 310,486
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33‡ 233,000 242,214
Sixth Street Lending Partners, 6.5000%, 3/11/29 152,000 155,553
Sun Communities Operating LP, 5.5000%, 1/15/29 79,000 79,813
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 225,273
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 91,698
Synchrony Financial, 2.8750%, 10/28/31 315,000 264,811
Truist Financial Corp., SOFR + 1.6200%, 5.4350%, 1/24/30‡ 47,000 47,531
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35‡ 51,000 51,507
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34‡ 72,000 69,096
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34‡ 169,000 172,732
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡ 71,000 71,696
Ventas Realty LP, 5.0000%, 1/15/35 209,000 199,982
VICI Properties LP, 3.8750%, 2/15/29 (144A) 329,000 310,755
Wells Fargo & Co., SOFR + 1.9900%, 5.5570%, 7/25/34‡ 272,000 272,858
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35‡ 100,000 99,972
Willis North America, Inc., 5.3500%, 5/15/33 236,000 234,597
Willis North America, Inc., 3.8750%, 9/15/49 125,000 91,142
12,958,823
Industrial - 6 .5%
Berry Global, Inc., 5.8000%, 6/15/31 (144A) 302,000 310,308

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
Berry Global, Inc., 5.6500%, 1/15/34 (144A) $ 227,000 $ 229,816
Boeing Co. (The), 5.1500%, 5/1/30 101,000 100,358
Boeing Co. (The), 6.5280%, 5/1/34 148,000 156,355
Boeing Co. (The), 3.8250%, 3/1/59 146,000 95,088
Boeing Co. (The), 7.0080%, 5/1/64 57,000 61,645
Huntington Ingalls Industries, Inc., 4.2000%, 5/1/30 208,000 197,731
Martin Marietta Materials, Inc., 5.5000%, 12/1/54 157,000 148,971
Regal Rexnord Corp., 6.3000%, 2/15/30 106,000 109,315
RTX Corp., 6.1000%, 3/15/34 98,000 103,231
SMBC Aviation Capital Finance DAC, 5.5500%, 4/3/34 (144A) 200,000 199,076
Summit Materials LLC, 7.2500%, 1/15/31 (144A) 277,000 298,814
2,010,708
Technology - 5 .0%
AppLovin Corp., 5.1250%, 12/1/29 78,000 77,920
AppLovin Corp., 5.9500%, 12/1/54 47,000 46,145
Broadcom, Inc., 3.1870%, 11/15/36 (144A) 144,000 115,499
Broadcom, Inc., 4.9260%, 5/15/37 (144A) 222,000 209,839
Fiserv, Inc., 5.1500%, 8/12/34 204,000 199,540
Gartner, Inc., 3.6250%, 6/15/29 (144A) 123,000 115,146
Gartner, Inc., 3.7500%, 10/1/30 (144A) 396,000 363,056
Hewlett Packard Enterprise Co., 5.0000%, 10/15/34 157,000 153,137
Intel Corp., 4.7500%, 3/25/50 153,000 119,385
Intel Corp., 3.2000%, 8/12/61 130,000 71,442
VMware LLC, 4.7000%, 5/15/30 84,000 82,361
1,553,470
Utilities - 6 .1%
Alpha Generation LLC, 6.7500%, 10/15/32 (144A) 153,000 154,699
Duke Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.5880%, 6.4500%, 9/1/54‡ 90,000 90,276
Duke Energy Progress LLC, 5.3500%, 3/15/53 114,000 107,119
FirstEnergy Transmission LLC, 4.5500%, 1/15/30 64,000 62,605
Liberty Utilities Co., 5.8690%, 1/31/34 (144A) 198,000 198,941
NextEra Energy Operating Partners LP, 7.2500%, 1/15/29 (144A) 135,000 135,825
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55‡ 149,000 147,837
NRG Energy, Inc., 6.0000%, 2/1/33 (144A) 112,000 109,428
NRG Energy, Inc., 6.2500%, 11/1/34 (144A) 97,000 95,578
PPL Capital Funding, Inc., 5.2500%, 9/1/34 317,000 311,406
Southern Co. (The), 5.7000%, 3/15/34 148,000 150,703
Xcel Energy, Inc., 5.4500%, 8/15/33 315,000 311,723
1,876,140
Total Corporate Bonds (cost 28,656,744) 28,493,381
Investment Companies - 2 .5%
Money Market Funds - 2 .5%
Janus Henderson Cash Liquidity Fund LLC, 4.3414%
£,∞
(cost $781,444) 781,288 781,444
Investments Purchased with Cash Collateral from Securities Lending - 0 .4%
Investment Companies - 0 .3%
Janus Henderson Cash Collateral Fund LLC, 4.2016%
£,∞
96,408 96,408

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0 .1%
Royal Bank of Canada, 4.3100%, 2/3/25 $ 24,102 $ 24,102
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $120,510) 120,510
Total Investments (total cost $ 30,457,032 ) - 97 .8% 30,350,127
Cash, Receivables and Other Assets, net of Liabilities - 2.2% 676,361
Net Assets - 100.0% $31,026,488
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 26,308,335 86 .7%
United Kingdom 1,493,656 4 .9
Netherlands 741,531 2 .5
Ireland 586,450 1 .9
Denmark 316,049 1 .1
Luxembourg 314,102 1 .0
Australia 217,076 0 .7
Macau 186,479 0 .6
Japan 186,449 0 .6
Total $ 30,350,127 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 2.5%
Money Market Funds - 2.5%
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
$ 1,327,106 $ 4,851,740 $ (5,397,402) $ – $ – $ 781,444 781,288 $ 6,131
Investments Purchased
with Cash Collateral from
Securities Lending - 0.4%
Investment Companies - 0.3%
Janus Henderson Cash
Collateral Fund LLC,
4.2016%
∞
449,871 4,122,819 (4,476,282) – – 96,408 96,408 6,800
Δ
Total Affiliated Investments
- 2.8% $1,776,977 $8,974,559 $(9,873,684) $– $– $877,852 $12,931

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 22 3/31/25 $ 4,523,750 $ 1,600
U.S. Treasury 5 Year Notes 55 3/31/25 5,851,484 (35,021)
U.S. Treasury Long Bonds 71 3/20/25 8,087,344 (284,221)
U.S. Treasury Ultra Bonds 10 3/20/25 1,184,688 (40,557)
Total - Futures Long (358,199)
Futures Short:
U.S. Treasury 10 Year Notes 29 3/20/25 (3,156,469) 21,631
U.S. Treasury 10 Year Ultra Bonds 105 3/20/25 (11,694,375) 246,661
Total - Futures Short 268,292
Total $(89,907)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2025
Futures contracts:
Average notional amount of contracts - long $22,085,516
Average notional amount of contracts - short 15,417,391
Credit default swaps: 1,383,333
Average notional amount - buy protection 1,383,333

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

CME Chicago Mercantile Exchange
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
# Loaned security; a portion of the security is on loan at January 31, 2025.
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2025 is $8,933,741 which represents 28.8% of net assets.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 724,062 $ — $ 724,062
Bank Loans — 230,730 — 230,730
Corporate Bonds — 28,493,381 — 28,493,381
Investment Companies — 781,444 — 781,444
Investments Purchased with Cash
Collateral from Securities Lending — 120,510 — 120,510
Total Investments in Securities $ — $ 30,350,127 $ — $ 30,350,127
Other Financial Instruments
(a)
:
Futures Contracts $ 269,892 $ — $ — $ 269,892
Total Assets $ 269,892 $ 30,350,127 $ — $ 30,620,019
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 359,799 $ — $ — $ 359,799
Total Liabilities $ 359,799 $ — $ — $ 359,799
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Corporate Bond ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Corporate Bond ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
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